Finance costs and unwinding of obligations (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of finance costs and unwinding of obligations [Abstract]
Disclosure of finance costs and unwinding of obligations by item

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2023	2022	2022
US Dollar million	Unaudited	Unaudited	Audited

Finance costs - borrowings	58	54	108
Finance costs - leases	5	5	11
Unwinding of obligations	12	6	30
	75	65	149